Liability under insurance contracts - Summary of changes in policy reserves by insurance risk classification (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning Balance		₩ 53,391,401	₩ 52,086,132
Reserve (reversal)	[1]	938,645	1,305,269
Ending Balance		54,330,046	53,391,401
Individual insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning Balance		53,357,511	52,047,009
Reserve (reversal)	[1]	942,476	1,310,502
Ending Balance		54,299,987	53,357,511
Pure endowment
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning Balance		14,936,578	14,986,916
Reserve (reversal)	[1]	(62,913)	(50,338)
Ending Balance		14,873,665	14,936,578
Death
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning Balance		28,074,444	26,382,609
Reserve (reversal)	[1]	1,847,981	1,691,835
Ending Balance		29,922,425	28,074,444
Endowment
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning Balance		10,346,489	10,677,484
Reserve (reversal)	[1]	(842,592)	(330,995)
Ending Balance		9,503,897	10,346,489
Group insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning Balance		33,890	39,123
Reserve (reversal)	[1]	(3,831)	(5,233)
Ending Balance		30,059	33,890
Pure protection
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning Balance		33,828	39,063
Reserve (reversal)	[1]	(3,833)	(5,235)
Ending Balance		29,995	33,828
Savings
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning Balance		62	60
Reserve (reversal)	[1]	2	2
Ending Balance		₩ 64	₩ 62

[1]	This is the amount of provision for insurance contract liabilities less changes in reinsurance assets.